Obligations under Capital Leases and other Obligations	12 Months Ended
Sep. 30, 2012
Leases [Abstract]
Leases of Lessee Disclosure [Text Block]

Note 17 – Obligations under Capital Leases and other Obligations

The Company has entered into capital leasing and other obligation arrangements related to leasehold improvements, office furniture and equipment:

	September 30
	2012
	Aggregate	Less Imputed
	Due	Interest	Net
Various leases and other obligations - repayable in monthly instalments totalling $72 including imputed interest ranging from nil - 19.8%; due to mature between 2012 - 2027; secured by assets with an aggregate carrying amount of $4,834.	$7,281	$2,493	$4,788
Less current portion	1,565	385	1,180
	$5,716	$2,108	$3,608

	September 30
	2011
	Aggregate	Less Imputed
	Due	Interest	Net
Various leases and other obligations - repayable in monthly instalments totalling $57 including imputed interest ranging from nil - 19.8%; due to mature between 2012 - 2015; secured by assets with an aggregate carrying amount of $1,258.	$1,421	$126	$1,295
Less current portion	761	102	659
	$660	$24	$636

The capital lease and other obligation repayments are due as follows:

	Aggregate	Less Imputed
	Due	Interest	Net
2013	$1,565	$385	$1,180
2014	1,002	323	679
2015	704	261	443
2016	628	224	404
2017	381	198	183
2018 and thereafter	3,001	1,102	1,899
	$7,281	$2,493	$4,788

During the year ended September 30, 2012, the Company incurred interest charges related to capital leases and other obligations in the amount of $222 (2011 - $147, 2010 - $179). These changes have been included in selling, general, and administrative expenses.